THE FLEX-PARTNERS

INTERNATIONAL EQUITY FUND

1999 SEMI-ANNUAL REPORT June 30, 1999





                                   THE FLEX-PARTNERS
                                   Distributed by Adviser Dealer Services, Inc.
                                   P.O. Box 7177, Dublin OH 43017 (800)494-FLEX


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PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. All performance figures represents total returns and average annual total returns for the periods ended 6/30/99. Investment performance represents total return and assumes reinvestment of all dividend and capital gain distributions. The investment value and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Investment Adviser waived a portion of its management fees and/or reimbursed expenses in order to reduce the operating expenses of the Fund during each period shown above. To obtain a prospectus containing more complete information about The International Equity Fund, including other fees and expenses that apply to a continued investment in the Fund, you may call The Flex-Partners at
(800)494-3539 or write P.O. Box 7177, Dublin OH 43017. Please read the prospectus carefully before investing. The Flex-Partners are distributed by Adviser Dealer Services, Inc., which is affiliated with The Flex-Partners.


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The Flex-Partners 1999 Semi-Annual Report

INTERNATIONAL EQUITY FUND

   Resurgence in emerging markets, rising yields in bond markets, and the introduction of the Euro common currency all made headlines in the world financial press during the first half of 1999. The International Equity Fund returned 2.70% before sales charge for the first six months of 1999, as equity markets were broadly positive around the world.

   Global demand for commodities and raw materials strengthened as Japan and emerging markets began to recover from last year's economic crisis. This also produced a rally in cyclical and smaller-cap stocks. The shift in market leadership -- from technology and pharmaceuticals to energy and cyclical stocks -- continued across Europe and in the U.K. Intense merger activity across many sectors including finance, energy, and telecommunications added to the positive performance of the global equity markets.

   The Fund benefited by increasing its exposure to industrials in Britain, moving allocations from financial stocks to energy on the continent, and maintaining an underweighted position in commercial banks in Japan. Rising yields in the global bond markets, especially during the second quarter, adversely affected interest rate sensitive sectors, particularly financial stocks.

[PHOTO] Charles Brand, Portfolio Manager

   Across the regions, Japan proved to be the strongest of the developed markets, thanks to much needed corporate restructuring and the impact of government spending intended to jump-start the economy. A further spending package, expected in the autumn, looks essential to sustain the recovers, which remains quite fragile. In Europe, recovery is proceeding nicely. France and Germany appear to be on the right track to resume growth, although Italy continues to struggle. We remain watchful of our country allocations as we proceed into the second half of 1999.

   IN EXCHANGE FOR GREATER POTENTIAL REWARDS, FOREIGN INVESTMENTS INVOLVE GREATER RISK THAN U.S. INVESTMENTS. THESE RISKS INCLUDE POLITICAL AND ECONOMIC UNCERTAINTIES OF FOREIGN COUNTRIES AND CURRENCY FLUCTUATIONS. THESE RISKS MAY BE MAGNIFIED IN COUNTRIES WITH EMERGING MARKETS, SINCE THOSE COUNTRIES MAY HAVE RELATIVELY UNSTABLE GOVERNMENTS AND LESS ESTABLISHED ECONOMIES.

  1999 PERFORMANCE UPDATE
  -----------------------

  PERIOD & AVERAGE ANNUAL TOTAL RETURNS
  as of 6/30/99

  before deduction of sales charges
  ---------------------------------
  Year to Date........................2.70%
  One Year............................6.71%
  Life of Fund*......................10.44%

  net of sales charges**
  ----------------------
  Year to Date.......................-3.19%
  One Year............................0.55%
  Life of Fund*.......................6.93%

*    Inception Date 9/2/97

**   Reflects deduction of 5.75% maximum sales charges.


REGIONAL HOLDINGS as of 6/30/99:

[GRAPH] The following information was presented as a pie chart:

     1) Europe (ex-U.K.)        49.04%
     2) Japan                   23.04%
     3) United Kingdom          21.83%
     4) Pacific Rim (ex-Japan)   3.57%
     5) Australia/New Zealand    2.52%


The Flex-Partners International Equity Fund 1999 Semi-Annual Report     Page 3


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                           International Equity Fund
            Portfolio of Investments as of June 30, 1999 (Unaudited)


INDUSTRIES/CLASSIFICATIONS                         SHARES OR FACE       VALUE
                                                       AMOUNT
COMMON STOCKS - 100.0%

   ADVERTISING - 0.5%
               Telefonica Publicidad e
                  Informacion, SA #                       3,550 $       71,042
               WPP Group plc                              2,300         19,472
                                                                        90,514

   AEROSPACE/DEFENSE - 1.2%
               Aerospatiale Matra #                       4,400        101,703
               British Aerospace plc                      3,977         25,841
               Finmeccanica SpA #                        97,100         89,515
                                                                       217,059

   AGRICULTURAL OPERATIONS - 0.0%
               Kuala Lumpur Kepong Bhd                    2,000          2,737

   AIR TRANSPORT - 0.4%
               BAA plc                                    1,421         13,679
               Cathay Pacific Airways                     4,000          6,135
               Japan Airlines Co. #                       9,000         29,712
               Singapore Airlines Ltd.                    2,500         23,786
                                                                        73,312

   APPAREL - 0.6%
               Alexon Group plc #                         3,181         11,395
               Castellum AB                               5,700         53,896
               Espirit Holdings Ltd.                     12,000          8,120
               Onward Kashiyama Co., Ltd.                 3,000         32,930
                                                                       106,341

   AUTO & TRUCK - 3.6%
               Aisin Seiki Co., Ltd.                      2,000         21,079
               Daimler Chrysler AG #                      3,500        304,960
               Honda Motor Co., Ltd.                      3,000        127,017
               Nissan Motor Co., Ltd. #                   4,000         19,081
               Toyota Motor Corp.                         6,000        189,659
                                                                       661,796

   AUTOPARTS - 0.5%
               Denso Corp.                                2,000         40,606
               GKN plc                                    2,904         49,630
                                                                        90,236

   BANKING - 13.9%
               Abbey National plc                         3,649         68,581
               Allied Irish Banks plc                     7,557         99,647
               Argentaria, Caja Postal y Banco
                  Hipotecario de Espana, SA               4,000         91,382
               Asahi Bank Ltd.                           11,000         52,655
               Australia & New Zealand Banking
                  Group Ltd.                              3,300         24,439
               Banca Nazionale del Lavoro #              31,440         99,432
               Bank of Tokyo-Mitsubishi Ltd.              8,000        113,762
               Banque Cantonale de Geneve                   320         59,865
               Banque Nationale de Paris                  1,700        142,058
               Barclays plc                               3,991        116,261
               Christiania Bank Og Kreditkasse           19,100         68,687
               Credit Suisse Group                        1,000        173,532
               Credito Italiano                          25,000        110,272
               Dai-Ichi Kangyo Bank Ltd.                  6,000         38,625
               Den Danske Bank                              400         43,460


The Flex-Partners International Equity Fund 1999 Semi-Annual Report     Page 4


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INDUSTRIES/CLASSIFICATIONS                         SHARES OR FACE       VALUE
                                                       AMOUNT

               Development Bank of Singapore Ltd.         1,200         14,659
               HSBC Holdings plc                          6,319        224,064
               Halifax plc                                2,380         28,431
               Hang Seng Bank Ltd.                        3,600         40,252
               ING Groep NV                               2,796        151,810
               Industrial Bank of Japan Ltd.              7,000         55,462
               Julius Baer Holding AG                        24         68,587
               Malayan Banking Bhd                        4,000         12,000
               National Australia Bank Ltd.               3,060         50,999
               National Bank of Greece SA                   650         42,463
               National Bank of Greece SA
                  (Rights Issue: exercise 07/12/99)#        130          4,741
               National Westminster Bank plc                859         18,232
               Overseas-Chinese Banking Corp., Ltd.       3,000         25,019
               Royal Bank of Scotland Group plc           3,623         73,867
               San Paolo - IMI SpA                        5,600         76,599
               Sanwa Bank Ltd.                            4,000         39,318
               Schroders plc                                975         19,940
               Sumitomo Bank Ltd.                         6,000         74,328
               Tokai Bank Ltd.                            6,000         34,168
               UBS AG #                                     600        179,596
               United Overseas Bank Ltd.                  1,000          6,989
                                                                     2,544,182

   BEVERAGE -- ALCOHOLIC - 1.1%
               Bass plc                                   3,084         44,798
               Diageo plc                                 8,000         83,637
               Foster's Brewing Group Ltd.                8,300         23,560
               Fraser & Neave Ltd.                        1,000          4,434
               Kirin Brewery Co., Ltd.                    2,000         23,934
               Scottich & Newcastle plc                   1,462         15,238
                                                                       195,601

   BROADCASTING -- CABLE TV - 0.4%
               British Sky Broadcasting Group plc         2,270         21,081
               Reuters Holdings plc                       4,248         55,941
                                                                        77,022

   BROADCASTING & PUBLISHING - 0.4%
               News Corporation Ltd.                      7,900         67,886

   BUILDING & CONSTRUCTION - 2.4%
               AMEC plc                                   3,000         12,238
               Blue Circle Industries plc                 4,658         31,019
               Compagnie de Saint Gobain                    400         63,914
               Grupo Acciona Sa                           1,500         71,717
               Obayashi Corp.                            15,000         75,393
               RMC Group plc                              1,064         17,151
               Sekisui House Ltd.                         3,000         32,336
               Suez Lyonnaise des Eaux                      500         90,441
               Taisei Corp.                              10,000         21,954
               Tostem Corp.                               1,000         19,189
                                                                       435,352

   BUILDING MATERIALS - 0.8%
               CRH plc                                    5,730        101,865
               Wolseley plc                               4,385         33,042
                                                                       134,907

   CHEMICALS - 1.8%
               Air Liquide                                  550         86,744
               BTP plc                                    4,500         30,855
               SGL Carbon AG #                            1,000         78,392
               Shin-Etsu Chemical Co., Ltd.               4,000        133,702
                                                                       329,693


The Flex-Partners International Equity Fund 1999 Semi-Annual Report     Page 5


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INDUSTRIES/CLASSIFICATIONS                         SHARES OR FACE       VALUE
                                                       AMOUNT

   CHEMICALS -- DIVERSIFIED - 1.4%
               BOC Group plc                                555         10,860
               Hoechst AG                                 4,400        199,766
               Imperial Chemical Industries plc           1,300         12,863
               Sekisui Chemical Co., Ltd.                 4,000         23,175
               Sumitomo Chemical Co., Ltd.                6,000         27,483
                                                                       274,147

   COMPUTERS & PERIPHERALS - 1.8%
               Atos SA #                                    425         43,514
               Cap Gemini                                   322         50,751
               Equant NV #                                1,000         92,457
               Fujitsu Ltd.                               5,000        100,483
               Misys plc                                  1,082          9,271
               The Sage Group plc                           289         10,284
               Tecnost SpA #                             10,800         26,751
                                                                       333,511

   CONTAINER/PAPER & PLASTIC - 0.1%
               Bunzl plc                                  2,900         14,393

   CONSUMER DURABLES - 0.2%
               Unilever plc                               4,582         40,820

   COSMETICS - 0.3%
               Kao Corp.                                  2,000         56,122

   DATA PROCESSING - 0.0%
               Industri-Matematik International
                  Corp. ADR                               2,000          5,375

   DISTRIBUTION WHOLESALER - 0.8%
               Marubeni Corp.                            14,000         29,233
               Mitsubishi Corp.                           3,000         20,303
               Mitsui & Co.                              13,000         90,554
                                                                       140,090

   DIVERSIFIED - 2.5%
               Arriva plc                                   146            861
               Billiton plc                               2,445          8,537
               Bodycote International plc                 1,407          8,804
               Brambles Industries Ltd.                   1,050         27,859
               Broken Hill Proprietary Co., Ltd.          3,150         36,749
               Granada Group plc                          2,247         41,735
               Hays plc                                     800          8,439
               Hutchison Whampoa Ltd.                     9,500         86,018
               Invensys plc                              10,398         49,267
               Keppel Corp. Ltd.                          2,000          6,813
               Rio Tinto Ltd.                             1,590         26,258
               Swire Pacific Ltd.                         3,000         14,848
               Vivendi                                    1,700        138,102
                                                                       454,290

   DRUG - 2.8%
               AstraZeneca Group plc                      3,248        125,780
               Pharmacia & Upjohn, Inc.                   1,350         74,993
               Rhone - Poulenc SA                         1,400         64,156
               Roche Holding AG                               7         72,161
               Smithkline Beecham plc                    12,602        163,965
                                                                       501,055

   ELECTRIC PRODUCTION -- MISCELLANEOUS - 2.6%
               British Energy plc                           831          7,081
               CLP Holdings Ltd.                          5,500         26,725


The Flex-Partners International Equity Fund 1999 Semi-Annual Report     Page 6


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INDUSTRIES/CLASSIFICATIONS                         SHARES OR FACE       VALUE
                                                       AMOUNT

               Chubu Electric Power Co., Inc.             2,800         46,796
               EDP - Electricidade de Portugal, SA        3,500         63,200
               Hitachi Ltd.                              15,000        140,511
               National Power plc                         1,600         11,665
               Scottish Power plc                         1,383         11,960
               Scottish & Southern Energy plc             3,600         36,870
               Shandong International Power
                  Development Co., Ltd.#                 12,000          2,469
               Tenaga Nasional Bhd                        3,000          6,908
               Thomson CSF                                2,500         87,131
               Tokyo Electric Power Co.                   1,400         29,868
                                                                       471,184

   ELECTRONIC COMPONENT -- MISCELLANEOUS - 3.8%
               Hirose Electric Co., Ltd.                    400         41,464
               Johnson Electric Holdings Ltd.             2,000          8,249
               Kyocera Corp.                              1,000         58,598
               Mabuchi Motor Co., Ltd.                      900         83,564
               Matsushita Electric Industrial
                  Co., Ltd.                               4,000         77,580
               NEC Corp.                                  1,000         12,421
               Omron Corp.                                3,000         51,995
               Perlos Oyj #                               9,600        140,982
               Sony Corp.                                 1,000        107,704
               Sumitomo Electric Industries               3,000         34,069
               Toshiba Corp.                             11,000         78,348
                                                                       694,974

   ENGINEERING RESEARCH & DEVELOPMENT - 0.5%
               ABB Ltd. #                                   891         84,206
               Sembcorp Industries Ltd. #                 3,000          4,757
               Singapore Technologies Engineering Ltd.    6,000          6,801
                                                                        95,764

   FINANCE - 2.8%
               Acom Co., Ltd.                               500         43,123
               Credit Saison Co., Ltd.                    2,900         60,554
               Compagnie Financiere de Paribas              775         87,124
               Daiwa Securities Group Inc.                4,000         26,740
               Lend Lease Corp., Ltd.                     1,300         17,977
               Lloyds TSB Group plc                      13,412        182,017
               The Nikko Securities Co., Ltd.             6,000         38,625
               Nomura Securities Co., Ltd.                4,000         46,779
                                                                       502,939

   FINANCIAL SERVICES - 0.4%
               Legal & General Group plc                 11,724         29,879
               Unidanmark A/S                               750         50,146
                                                                        80,025

   FOOD -- DIVERSIFIED - 2.3%
               Cadbury Schweppes plc                      4,120         26,266
               Danone                                       300         77,565
               J Sainsbury plc                            1,758         11,097
               Nestle SA                                    100        180,692
               Royal Canin SA                             1,800        104,247
               Tesco plc                                  8,467         21,812
                                                                       421,679

   FOOD -- RETAIL - 0.4%
               Nissin Food Products                       3,000         73,041
               Somerfield plc                             1,500          7,042
                                                                        80,083

   HOTEL/GAMING - 0.8%
               Accor SA                                     560        141,024


The Flex-Partners International Equity Fund 1999 Semi-Annual Report     Page 7


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INDUSTRIES/CLASSIFICATIONS                         SHARES OR FACE       VALUE
                                                       AMOUNT

               Genting Bhd                                1,400          5,342
               Ladbroke Group plc                         2,173          8,624
                                                                       154,990

   HOUSEHOLD PRODUCTS - 1.7%
               Asahi Glass Co., Ltd.                      6,000         38,873
               Benckiser NV                               1,912        102,330
               Electrolux AB - Series B                   4,000         84,153
               Hunter Douglas NV                          2,714         93,467
                                                                       318,823

   HUMAN RESOURCES  - 0.4%
               Vedior                                     4,051         69,127

   INSURANCE -- MULTILINE - 1.9%
               Allied Zurich AG #                         4,896         61,616
               AMP Limited                                1,800         19,819
               Axa                                        1,050        128,463
               CNP Assurances #                           1,500         41,094
               ERGO Versicherungs Gruppe AG                 570         67,173
               Royal & Sun Alliance Insurance
                  Group plc                               3,147         28,257
                                                                       346,422

   INSURANCE -- PROPERTY/CASUALTY - 0.5%
               Allianz AG                                   300         83,801

   INSURANCE - 3.6%
               Assicurazioni Generali                     4,356        151,547
               Fortis AG #                                2,500         78,728
               Muenchener Rueckversicherungs -
                  Gesellschaft AG                           800        148,925
               Norwich Union plc                          1,500         10,184
               Prudential Corp., plc                      3,625         53,429
               Skandia Forsakrings AB                     9,100        171,013
               Sun Life and Provincial Holdings plc       2,601         18,604
               Tokio Marine & Fire Insurance Co.          3,000         32,633
                                                                       665,063

   INVESTMENT COMPANIES - 0.5%
               Cosco Pacific Ltd.                         6,000          4,988
               NH Hoteles, SA #                           7,000         89,913
               Sime Darby Bhd                             4,000          5,242
                                                                       100,143

   MACHINERY - 3.1%
               Amada Co., Ltd.                            6,000         42,339
               Kubota Corp.                              20,000         59,753
               Mannesmann AG                              1,600        239,736
               Schneider Electric SA                      1,500         84,468
               Sidel SA                                     750         91,449
               Toshiba Machine Co., Ltd. #               23,000         49,544
                                                                       567,289

   MANUFACTURING - 1.2%
               FKI plc                                    5,628         17,407
               General Electric Co. plc                   6,493         66,293
               Mitsubishi Heavy Industries Ltd.           9,000         36,471
               Siemens AG                                 1,200         92,954
                                                                       213,125

   MEDICAL PRODUCTS - 4.1%
               Glaxo Wellcome plc                         7,902        219,842
               Novartis AG                                  250        366,094


The Flex-Partners International Equity Fund 1999 Semi-Annual Report     Page 8


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INDUSTRIES/CLASSIFICATIONS                         SHARES OR FACE       VALUE
                                                       AMOUNT

               Takeda Chemical Industries                 2,000         92,601
               Yamanouchi Pharmaceutical Co., Ltd.        2,000         76,425
                                                                       754,962

   MINING - 0.7%
               Mitsui Mining & Smelting Co., Ltd.         6,000         30,950
               Rio Tinto plc                              3,739         62,750
               Sumitomo Metal Mining Co.                  7,000         28,886
                                                                       122,586

   MULTIMEDIA & ENTERTAINMENT - 0.3%
               Airtours plc                               1,880         15,012
               Pearson plc                                2,146         43,652
                                                                        58,664

   OFFICE AUTOMATION & EQUIPMENT - 0.2%
               Canon, Inc.                                1,000         28,721

   OIL & NATURAL GAS - 7.8%
               Australia Gas & Light                      1,300          7,964
               BG plc                                    10,315         63,076
               British Petroleum Co., plc                22,678        406,898
               Centrica plc #                             5,071         11,922
               Elf Aquitain SA                            1,200        176,600
               ENI SpA #                                 17,000        100,566
               Hong Kong & China Gas Co., Ltd.            8,800         12,760
               Nippon Oil Co.                             6,000         25,750
               Repsol - YPF, SA                           2,500         51,193
               Royal Dutch Petroleum Co.                  5,250        308,398
               Shell Transport & Trading Co.              1,618         12,147
               Tokyo Gas Co.                             26,000         64,590
               Total Fina SA #                            1,400        181,130
                                                                     1,422,994

   OPTICAL SUPPLIES - 0.3%
               Hoya Corp.                                 1,000         56,369

   PAPER & FOREST PRODUCTS - 0.9%
               Stora Kopparbergs Bergslags
                  Aktiebolag                             14,877        161,769

   PHOTOGRAPHIC EQUIPMENT & SUPPLIES - 0.2%
               Fuji Photo Film                            1,000         37,800

   PRINTING -- COMMERCIAL - 0.2%
               Dai Nippon Printing Co., Ltd.              2,000         31,940

   PROTECTION -- SAFETY EQUIPMENT - 0.6%
               Secom Co., Ltd.                            1,000        103,990

   PUBLISHING - 0.8%
               EMAP plc                                     550          9,634
               Johnston Press plc                         5,266         24,141
               Reed International plc                       815          5,443
               Singapore Press Holdings Ltd.                946         16,112
               South China Morning Post
                  Holdings Ltd.                           9,000          5,046
               Verenigde Nederlandse
                  Uitgeversbedrijven Verenigd Bezit       2,200         88,166
                                                                       148,542

   REAL ESTATE MANAGEMENT & INVESTMENT - 1.7%
               British Land Co., plc                      3,668         30,707
               Chelsfield plc                             1,620          7,644
               Cheung Kong Holdings Ltd.                  6,000         53,360
               City Developments Ltd.                     4,000         25,606
               HKR International Ltd.                    12,080         10,432


The Flex-Partners International Equity Fund 1999 Semi-Annual Report     Page 9


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INDUSTRIES/CLASSIFICATIONS                         SHARES OR FACE       VALUE
                                                       AMOUNT

               Land Securities plc                        1,094         14,726
               Mitsubishi Estate Co., Ltd.                8,000         77,976
               New World Development Co., Ltd.            4,000         11,987
               Sun Hung Kai Properties Ltd.               5,000         45,595
               Westfield Holdings Ltd.                    4,200         25,927
                                                                       303,960

   RECREATION - 0.4%
               Parques Reunidos, SA #                     3,000         26,372
               TAB Ltd. #                                 9,590         19,499
               TABCORP Holdings Ltd.                      2,800         19,002
                                                                        64,873

   RETAIL - 0.4%
               Cafe De Coral Holdings                    18,000          7,888
               Coles Myer Ltd.                            3,200         18,752
               Cycle & Carriage Ltd.                      1,000          5,756
               Great Universal Stores plc                 2,065         22,908
               Next plc                                   1,300         15,807
               Whitbread plc                                563          8,733
                                                                        79,844

   RETAIL GROCERY - 0.9%
               Ito-Yokado Co., Ltd.                       1,000         66,851
               Laurus NV                                  1,292         30,064
               Superdiplo SA #                            3,000         66,706
                                                                       163,621

   RETAIL STORE - 1.5%
               Boots Co., plc                             1,190         14,150
               Debenhams plc                              1,627         10,938
               Family Mart Co., Ltd.                      1,000         45,805
               Karstadt AG                                  165         79,349
               Kingfisher plc                             5,207         59,983
               Marui Co.                                  3,000         49,519
               Uny Co., Ltd.                              1,000         15,021
               W.H. Smith Group plc                         690          6,637
                                                                       281,402

   STEEL -- INTEGRATED - 0.9%
               British Steel plc                         10,900         28,252
               Nippon Steel Corp.                        30,000         69,575
               Sumitomo Metal Industries Ltd. #          18,000         22,432
               Usinor SA                                  3,500         52,305
                                                                       172,564

   TELECOMMUNICATIONS - 3.1%
               Cable & Wireless plc                       3,591         45,816
               Nippon Telegraph & Telephone Corp.            25        292,989
               PrimaCom AG #                              1,500         67,482
               Singapore Telecommunications Ltd.         12,000         20,579
               Societe Europeenne des Satellites            500         73,428
               Telecom Corporation of New Zealand Ltd.    6,900         29,798
               Television Broadcasts Ltd.                 1,000          4,692
               Tokyo Broadcasting System, Inc.            2,000         28,886
                                                                       563,670

   TELECOMMUNICATION EQUIPMENT - 3.7%
               Alcatel Alsthom                              715        100,935
               Nokia Oyj                                  2,000        175,814
               Telefonaktiebolaget LM Ericsson            4,200        135,272
               Telefonica de Espana #                        40          1,932


The Flex-Partners International Equity Fund 1999 Semi-Annual Report     Page 10


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INDUSTRIES/CLASSIFICATIONS                         SHARES OR FACE       VALUE
                                                       AMOUNT

               Teleste Corp.                              6,325         57,564
               Vodafone AirTouch plc                     10,666        210,394
                                                                       681,911

   TELECOMMUNICATION SERVICES - 3.8%
               British Telecommunications plc            16,273        272,974
               China Telecom Ltd. #                       4,000         11,110
               Debitel AG #                               1,050         29,102
               Hong Kong Telecommunications Ltd.         25,600         66,487
               NetCom AB - B shares #                     2,150         72,677
               Sonera Group Oyj #                         3,750         82,219
               Telecel-Comunicacaoes Pessoais SA            350         45,246
               Telegate AG #                              1,500         51,193
               Telekom Malaysia Bhd                       2,000          7,474
               Telestra Corp., Ltd. #                     8,900         51,364
                                                                       689,846

   TEXTILE PRODUCTS - 0.1%
               Toray Industries, Inc.                     3,000         15,004

   TIRE & RUBBER - 0.3%
               Bridgestone Corp.                          2,000         60,413

   TOBACCO - 1.3%
               British American Tobacco plc               2,220         20,897
               Rothmans of Pall Mall Bhd                    400          3,026
               Swedish Match AB                          15,000         53,719
               Tabacalera SA                              8,000        162,163
                                                                       239,805

   TRANSPORTATION - 1.6%
               East Japan Railway Co.                         9         48,504
               Malaysia International Shipping Bhd        1,000          1,829
               National Express Group plc                   989         15,802
               Nippon Yusen Kabushiki Kaisha              5,000         19,230
               Peninsular and Oriental Steam
                  Navigation Co.                          3,449         51,842
               Railtrack Group plc                        1,999         40,914
               Stagecoach Holdings plc                    2,700          9,683
               TNT Post Group NV                          1,109         26,551
               Tokyu Corp.                                7,000         17,621
               Yamato Transport Co., Ltd.                 4,000         69,657
                                                                       301,633

   WATER UTILITY - 0.2%
               Kurita Water Industries Ltd.               1,000         17,909
               Pennon Group plc                             543          9,117
               Severn Trent plc                             568          8,394
                                                                        35,420

   TOTAL COMMON STOCKS
   (Cost  $16,487,053 )                                             18,294,175

TOTAL INVESTMENTS - 100.0%
(Cost  $16,487,053 )                                                18,294,175


The Flex-Partners International Equity Fund 1999 Semi-Annual Report     Page 11

INDUSTRIES/CLASSIFICATIONS                         SHARES OR FACE       VALUE
                                                       AMOUNT

TRUSTEE DEFERRED COMPENSATION*

     Flex-funds Highlands Growth Fund                    134           3189
     Flex-funds Muirfield Fund                           158           1186
     Flex-funds Total Return Utilities Fund               43            907
     Flex Partners International Equity Fund             106           1541

     TOTAL TRUSTEE DEFERRED COMPENSATION
     (Cost   $6,057 )                                                $6,823


ADR: American Depositary Receipt

* Assets of affiliates to the International Equity Fund held for the benefit of the Portfolio's Trustee in connection with the Trustee Deferred Compensation Plan.

Portfolio Composition by Country of Domicile as of 06/30/99.

      Japan - 23.0%               Hong Kong - 2.3%
      United Kingdom - 21.8%      Ireland - 1.1%
      France - 12.7%              Singapore - 0.9%
      Germany - 7.9%              Belgium - 0.8%
      Switzerland - 6.6%          Portugal - 0.6%
      Netherlands - 4.6%          Denmark - 0.5%
      Sweden - 4.5%               Malaysia - 0.4%
      Italy - 3.5%                Norway - 0.4%
      Spain - 3.1%                Greece - 0.3%
      Australia - 2.4%            New Zealand - 0.2%
      Finland - 2.4%

See accompanying notes to financial statements.


The Flex-Partners International Equity Fund 1999 Semi-Annual Report     Page 12

                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 1999 (Unaudited)

                                         INTERNATIONAL EQUITY FUND
  Assets:
   Investments, at value (cost $16,487,053)    $18,294,172
   Cash and foreign currency, at value             525,996
     (cost $525,795)
   Receivable for capital stock issued              31,561
   Receivable for investments sold                 403,492
   Dividends, interest and tax reclaims
      receivable, at value                          98,467
   Receivable from investment adviser               14,325
   Unamortized organization costs                   18,489
   Trustee Deferred Compensation Plan asset,         6,822
     at value ($6,057)
   Other assets                                      4,185
   Total Assets                                 19,397,509

  Liabilites:
   Payable for investments purchased               699,295
   Payable for capital stock redeemed                  775
   Accrued management fees                          15,271
   Accrued fund accounting fees                      2,239
   Accrued transfer agent fees                       1,427
   Accrued administrative fees                       1,179
   Accrued 12b-1 distribution and shareholder       16,672
      service fee
   Trustee Deferred Compensation Plan, at value      6,822
   Other accrued liabilities                        22,841
   Total Liabilities                               766,521

  Net Assets                                   $18,630,988

  Components of Net Assets:
   Capital                                     $15,856,702
   Accumulated distributions in excess
      of net investment income                     (25,369)
   Accumulated undistributed net realized gains
      from investment and foreign                1,006,748
      currency transactions
   Net unrealized appreciation of
      investments and foreign currency           1,792,907
  Total Net Assets                             $18,630,988

  Net Assets:                                  $18,630,988

  Outstanding units of beneficial                1,253,356
    interest (shares)

  Net asset value -- redemption price per share:    $14.86

  Maximum sales charge                                5.75%

  Maximum offering price per share
   (100%/(100% - sales charge) of net asset value
   adjusted to nearest cent)                        $15.77


                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 1999 (Unaudited)

                                          INTERNATIONAL EQUITY FUND
 Investment Income:
  Interest                                          $2,759
  Dividends                                        261,686
  Foreign taxes withheld                           (27,126)
 Total Investment Income                           237,319

 Expenses:
  Investment management fees                        91,172
  Administration fees                                4,559
  Distribution (12b-1) fees                         20,793
  Fund accounting fees                              14,876
  Transfer agent fees                                9,117
  Audit fees                                         3,806
  Legal fees                                           465
  Custody fees                                      54,285
  Trustees fees and expenses                         3,498
  Postage expense                                      479
  Registration expense                               4,904
  Printing expense                                     994
  Amortization of organizational costs               2,889
  Other expenses                                     2,396
 Total Expenses                                    214,233

  Expenses reimbursed by investment adviser        (31,684)

 Net Expenses                                      182,549

 NET INVESTMENT INCOME                              54,770

 NET REALIZED AND UNREALIZED GAIN (LOSS)
  FROM INVESTMENTS:

  Net realized gains from investments
   and foreign currency transactions               886,226
  Net change in unrealized appreciation
   of investments                                 (426,704)
 NET GAIN FROM INVESTMENTS                         459,522

 NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                       $514,292


 See accompanying notes to financial statements.


The Flex-Partners International Equity Fund 1999 Semi-Annual Report     Page 13

                       STATEMENT OF CHANGES IN NET ASSETS


                                               Six Months
                                              Ended 6/30/99        Year ended
                                               (Unaudited)          12/31/98
 INCREASE (DECREASE) IN NET ASSETS:

 OPERATIONS:
  Net investment income                           $54,770            ($29,201)
  Net realized gains from investments
   and foreign currency transactions              886,226             381,420
  Net change in unrealized appreciation
   of investments                                (426,704)          2,333,615

 Net increase in net assets
  resulting from operations                       514,292           2,685,834

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                           ---             (50,938)
 In excess of net investment income                   ---             (98,118)
 From net realized gains                              ---            (149,056)

 CAPITAL TRANSACTIONS:
  Issued                                          428,972           5,048,139
  Reinvested                                          ---             149,026
  Redeemed                                       (585,644)         (1,650,643)

 Net decrease in net assets resulting from
  capital share transactions                     (156,672)          3,546,522

 TOTAL INCREASE IN NET ASSETS                     357,620           6,083,300

 NET ASSETS - Beginning of period              18,273,368          12,190,068

 NET ASSETS - End of period                   $18,630,988         $18,273,368

 SHARE TRANSACTIONS:
  Issued                                           30,114             376,007
  Reinvested                                          ---              10,299
  Redeemed                                        (39,912)           (123,624)

 Change in shares                                  (9,798)            262,682




FINANCIAL HIGHLIGHTS
                                         Six Months
                                       Ended 6/30/99   Year ended   9/2/97* to
                                        (Unaudited)   Dec. 31, 1998  12/31/97

Net Asset Value, Beginning of Period      $14.47        $12.18        $12.50

Income from Investment Operations:
 Net investment income                      0.04         (0.02)        (0.02)
 Net gains (losses) from investments        0.35          2.43         (0.30)
 Total from investment operations           0.39          2.41         (0.32)

Less Dividends and Distributions:
 In excess of net investment income          ---         (0.04)          ---
 From net realized gains                     ---         (0.08)          ---

 Total distributions                         ---         (0.12)          ---

Net Asset Value, End of Period            $14.86        $14.47        $12.18

Total Return                                2.70%(1)     19.78%       (2.56%)(1)

Ratios/Supplementary Data
 Net assets, end of period ($000)         $18,631       $18,273         $12,190
 Ratio of expenses to
  average net assets                        2.00%(2)      2.00%         2.00%(2)
 Ratio of net investment income to
  average net assets                        0.60%(2)     -0.18%       (0.43%)(2)
 Ratio of expenses to average net assets
  before waiver of fees                     2.35%(2)      2.17%         2.68%(2)
 Ratio of net investment income to average
  net assets before waiver of fees          0.25%(2)     -0.35%       (1.11%)(2)
 Portfolio turnover                        32.11%        86.13%         12.71%

 Date of commencement of operations
(1) Not Annualized
(2) Annualized


See accompanying notes to financial statements.


The Flex-Partners International Equity Fund 1999 Semi-Annual Report     Page 14

                         Notes to Financial Statements
                            JUNE 30, 1999 (UNAUDITED)


1.   ORGANIZATION

The Flex-Partners Trust (the "Trust") was organized in 1992 and is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust offers five series, and it is presently comprised of five separate funds.

The investment objective of the International Equity Fund (the "Fund") is to seek long-term growth from investing primarily in equity securities of foreign issuers.

2.   SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

VALUATION OF INVESTMENTS

Securities owned by the Fund are valued at 3:00 pm Eastern Time based on the last sales price, or, lacking any sales, at the closing bid prices. The Fund obtains prices from independent pricing services which use valuation techniques approved by the Board of Trustees.

REPURCHASE AGREEMENTS

The Fund may engage in repurchase agreement transactions whereby the Fund takes possession of an underlying debt instrument subject to an obligation of the seller to repurchase the instrument from the Fund and an obligation of the Fund to resell the instrument at an agreed upon price and term. At all times, the Fund maintains the value of collateral, including accrued interest, at least 100% of the amount of the repurchase agreement, plus accrued interest. If the seller defaults or the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

DEFERRED TRUSTEE COMPENSATION

Under a Deferred Compensation Plan (the "Plan") non-interested Trustees may elect to defer receipt of a portion of their annual compensation. Under the Plan, deferred amounts are invested in the shares of the Flex-funds and Flex-Partners Funds. Deferred amounts remain in the funds until distributed in accordance with the Plan.

FOREIGN CURRENCY TRANSLATION

Accounting records of the Funds are maintained in U.S. dollars. The value of securities, other assets and liabilities of the Fund denominated in foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market prices of securities held.

FORWARD CURRENCY CONTRACTS

The Fund may enter into forward foreign currency exchange contracts ("forwards") for purposes of hedging against either specific transactions or portfolio positions. Forwards are agreements between two parties to exchange currencies at a set price on a future date. The market value of forwards fluctuates with changes in currency exchange rates. The forward is marked-to-market daily, and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. When the forward is offset by entry into a closing transaction or extinguished by delivery of the currency, the Fund records a realized gain or loss equal to the fluctuation in value during the period the forward was open. Risks may arise upon entering forwards from the potential inability of counterparties to meet the terms of the forwards or from unanticipated fluctuations in the value of the foreign currency relative to the U.S. dollar.

INCOME TAXES

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income and net capital gains to its shareholders. Therefore, no Federal income tax provision is required.


The Flex-Partners International Equity Fund 1999 Semi-Annual Report     Page 15

DISTRIBUTIONS TO SHAREHOLDERS

Dividends to shareholders are recorded on the ex-dividend date. The Fund declares dividends from net investment income on an annual basis and distributes net capital gains, if any, on an annual basis.

Distributions from net investment income and from net capital gains are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to deferrals of certain losses, expiring capital loss carryforwards, and differing treatment of gains and losses realized in transactions denominated in foreign currency. Permanent book and tax basis differences have been reclassified among the components of net assets.

ORGANIZATIONAL COSTS

The costs related to the organization of the Fund have been deferred and are being amortized on a straight-line basis over a five-year period.

EXPENSES

The Fund accrues its own expenses. Expenses incurred by the Trust that do not specifically relate to an individual fund of the Trust are allocated to the Fund based on its relative net assets or other appropriate basis.

3.   AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

R. Meeder & Associates (RMA), a wholly-owned subsidiary of Muirfield Investors, Inc. (MII), provides the Fund with investment management, research, statistical and advisory services. Under an Investment Subadvisory Agreement with RMA, Commercial Union Investment Management, LTD serves as subadviser of the Fund. For such services, the Fund pays monthly fees at the annual rate of 1.00% of the average daily net asset value of the Fund.

Mutual Funds Service Co. ("MFSCo"), a wholly-owned subsidiary of MII, serves as stock transfer, dividend disbursing and shareholder services agent for the Fund. In compensation for such services, the Fund pays MFSCo an annual fee equal to the greater of $15 per active shareholder account or 0.10% of the Fund's average daily net assets. MFSCo is entitled to receive an annual minimum fee of $4,000 from the Fund.

MFSCo provides the Trust with certain administrative services. In compensation for such services, the Fund pays MFSCo an annual fee equal to 0.05% of the Fund's average daily net assets.

RMA has voluntarily agreed to reimburse the Fund for the amount by which annual expenses (excluding interest, taxes, brokerage fees, and extraordinary expenses) exceed certain limitations. Such reimbursement is limited to the total of fees charged to the Fund by RMA and MFSCo. The Fund currently has a 2.00% annual expense limitation as a percentage of average daily net assets.

Certain officers and trustees of the Fund are also officers or directors of MII, RMA and MFSCo.

Pursuant to Rule 12b-1 of the Act, the Fund has adopted a Distribution Plan with Adviser Dealer Services (the "Distributor"). Under the provisions of the Distribution Plan, the Fund pays the Distributor an annual fee, at a maximum rate of 0.25% of average daily net assets to aid in the distribution of Fund shares. Additionally, the Fund has adopted a Service Plan with the Distributor. Under the provisions of the Service Plan, the Fund pays the Distributor an annual fee, at a maximum rate of 0.25% of average daily net assets to reimburse securities dealers for personal services or maintenance of shareholder accounts.

4.   SECURITIES TRANSACTIONS

For the six months ended June 30, 1999, the cost of purchases and proceeds from sales or maturities of long-term investments for the Fund were $6,586,701 and $5,907,765, respectively. The cost of investments for federal income tax purposes and for financial reporting purposes is substantially the same.


The Flex-Partners International Equity Fund 1999 Semi-Annual Report     Page 16